UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/11

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   12/31/2011

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   37

Form 13F Information Table Value Total:  $232,843.01


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
				TITLE 				VALUE					INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES		SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Pfizer				COM		717081103	16474.95	761319.35	SH 	SOLE		N/A		761319.35	0		0
Canadian Natural Resources	COM		136385101	15003.22	401477.91	SH 	SOLE		N/A		401477.91	0		0
Berkshire Hathaway - Class B	COM		84670207	14818.60	194215.00	SH 	SOLE		N/A		194215.00	0		0
Wal-Mart Stores			COM		931142103	12644.36	211585.70	SH 	SOLE		N/A		211585.70	0		0
Cisco Systems			COM		17275R102	12097.91	669132.24	SH 	SOLE		N/A		669132.24	0		0
Microsoft			COM		594918104	11277.94	434435.28	SH 	SOLE		N/A		434435.28	0		0
Fairfax Financial		COM		303901102	11150.83	25860.00	SH 	SOLE		N/A		25860.00	0		0
Google				COM		38259P508	11015.17	17054.00	SH 	SOLE		N/A		17054.00	0		0
Johnson & Johnson		COM		478160104	10280.38	156761.04	SH 	SOLE		N/A		156761.04	0		0
Visa				COM		92826C839	10217.79	100638.22	SH 	SOLE		N/A		100638.22	0		0
Pepsico				COM		713448108	9906.04		149299.79	SH 	SOLE		N/A		149299.79	0		0
3M				COM		88579Y101	9460.03		115747.45	SH 	SOLE		N/A		115747.45	0		0
Conocophillips			COM		20825C104	9345.94		128255.09	SH 	SOLE		N/A		128255.09	0		0
U S Bancorp			COM		902973304	8714.67		322169.13	SH 	SOLE		N/A		322169.13	0		0
Wells Fargo			COM		949746101	8429.37		305855.23	SH 	SOLE		N/A		305855.23	0		0
Procter & Gamble		COM		742718109	7595.76		113862.40	SH 	SOLE		N/A		113862.40	0		0
Hewlett Packard			COM		428236103	7461.76		289664.78	SH 	SOLE		N/A		289664.78	0		0
Home Depot			COM		437076102	7328.67		174326.21	SH 	SOLE		N/A		174326.21	0		0
American Express		COM		25816109	5848.71		123992.22	SH 	SOLE		N/A		123992.22	0		0
Coca Cola			COM		191216100	5172.68		73927.11	SH 	SOLE		N/A		73927.11	0		0
Automatic Data Processing	COM		53015103	3765.25		69714.00	SH 	SOLE		N/A		69714.00	0		0
Citigroup			COM		172967101	3417.98		129912.08	SH 	SOLE		N/A		129912.08	0		0
Sysco				COM		871829107	3307.90		112782.31	SH 	SOLE		N/A		112782.31	0		0
Bank of America			COM		60505104	2582.75		464524.03	SH 	SOLE		N/A		464524.03	0		0
Mastercard			COM		57636Q104	2504.60		6718.00		SH 	SOLE		N/A		6718.00		0		0
Merck				COM		58933Y105	2292.12		60799.01	SH 	SOLE		N/A		60799.01	0		0
Becton Dickinson		COM		75887109	2277.24		30477.00	SH 	SOLE		N/A		30477.00	0		0
Covidien			COM		G2554F105	1980.21		43995.07	SH 	SOLE		N/A		43995.07	0		0
Exxon Mobil			COM		30231G102	1117.83		13188.21	SH 	SOLE		N/A		13188.21	0		0
United Healthcare		COM		91324P102	1097.88		21663.00	SH 	SOLE		N/A		21663.00	0		0
Lowe's Companies		COM		548661107	1078.38		42489.73	SH 	SOLE		N/A		42489.73	0		0
Paychex				COM		704326107	859.87		28557.72	SH 	SOLE		N/A		28557.72	0		0
Intel				COM		458140100	765.77		31578.16	SH 	SOLE		N/A		31578.16	0		0
Lockheed Martin			COM		539830109	549.87		6797.00		SH 	SOLE		N/A		6797.00		0		0
B P Prudhoe Bay Royalty Trust	COM		55630107	455.84		4000.00		SH 	SOLE		N/A		4000.00		0		0
General Electric		COM		369604103	293.44		16384.62	SH 	SOLE		N/A		16384.62	0		0
Exelon				COM		30161N101	251.15		5791.00		SH 	SOLE		N/A		5791.00		0		0